Subsequent events 2 - Additional information (Details) € in Millions, zł in Millions	1 Months Ended	3 Months Ended	6 Months Ended
	Jul. 31, 2022 PLN (zł)	Sep. 30, 2022 EUR (€)	Jun. 30, 2022
ING Bank Slaski SA [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary			75.00%
Announcement of Expected Material Negative Impact [Member]
Disclosure of non-adjusting events after reporting period [line items]
Material negative impact | €		€ 210
Announcement of Expected Material Negative Impact [Member] | ING Bank Slaski SA [Member]
Disclosure of non-adjusting events after reporting period [line items]
Material negative impact | €		€ 363
Effects of New Law [Member] | Poland [member]
Disclosure of non-adjusting events after reporting period [line items]
Amount of assets affected by new law | zł	zł 56,079
Estimated use of payment suspension	70.00%
Reduction in assets related to new law | zł	zł 1,700